S000031844 [Member] Investment Objectives and Goals - iShares Core High Dividend ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Core High Dividend ETF HDV | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.